Hedge accounting (Details 5) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	R$ 273,280,000,000	R$ 148,125,000,000
Hedging instrument, assets	4,556,000,000	7,061,000,000
Hedging instrument, liabilities	1,965,000,000	3,748,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(160,000,000)	(19,000,000)
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	37,951,000,000	22,826,000,000
Fair value hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	37,951,000,000	22,826,000,000
Hedging instrument, assets	1,006,000,000	2,000,000
Hedging instrument, liabilities	929,000,000	551,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(30,000,000)	(387,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(10,000,000)	(4,000,000)
Fair value hedges [member] | Interest rate risk [member] | Interest rate swap2 [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	35,091,000,000	22,826,000,000
Hedging instrument, assets	1,002,000,000	2,000,000
Hedging instrument, liabilities	929,000,000	551,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(49,000,000)	(387,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(10,000,000)	R$ (4,000,000)
Fair value hedges [member] | Interest rate risk [member] | Interest rate futures [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	2,860,000,000
Hedging instrument, assets	4,000,000
Hedging instrument, liabilities
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	19,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss